INVESTMENTS - Impairments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairments
Available-for-sale debt investments impairment charges	¥ 115	¥ 906	¥ 0
Other income/ (expense)
Impairments
Available-for-sale debt investments impairment charges	115	906	0
Equity method investment impairment charges	0	3	82
Impairment charges of equity securities without readily determinable fair value	¥ 0	¥ 40	¥ 14